                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-5514

                   (Investment Company Act File Number)

                            MTB Group of Funds
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        C. Grant Anderson, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 12/31/03

            Date of Reporting Period: Six months ended 6/30/03

Item 1.     Reports to Stockholders

FINANCIAL STATEMENTS

MTB GROUP OF FUNDS

(formerly VISION Group of Funds)

Semi-Annual Report to
Shareholders

MTB Large Cap Growth Fund II

MTB Large Cap Value Fund II

MTB Managed Allocation
Fund-Moderate Growth II

June 30, 2003

MTB Large Cap Growth Fund II

Portfolio of Investments

June 30, 2003 (unaudited)

Shares		Value
Common Stocks—95.5%
	Air Freight & Logistics—2.5%
700	United Parcel Service, Inc.	$44,590

	Beverages—6.6%
1,500	Coca-Cola Co.	69,615
1,100	PepsiCo, Inc.	48,950

	Total	118,565

	Biotechnology—5.3%
1,100	(1)Amgen, Inc.	73,678
300	(1)Genentech, Inc.	21,636

	Total	95,314

	Building Products—3.2%
2,400	Masco Corp.	57,240

	Communications Equipment—6.6%
3,600	Nokia Oyj, Class A, ADR	59,148
1,700	Qualcomm, Inc.	60,775

	Total	119,923

	Diversified Financial Services—2.1%
900	Citigroup, Inc.	38,520

	Energy Equipment & Services—6.3%
600	Baker Hughes, Inc.	20,142
1,600	Schlumberger Ltd.	76,112
800	(1)Transocean, Inc.	17,576

	Total	113,830

	Food & Staples Retailing—1.0%
500	Costco Wholesale Corp.	18,300

	Healthcare Equipment & Supplies—4.8%
1,800	Medtronic, Inc.	86,346

	Hotels Restaurants & Leisure—2.6%
1,200	Marriott International, Inc., Class A	46,104

	Household Durables—2.5%
1,600	Newell Rubbermaid, Inc.	44,800

	Household Products—9.6%
1,600	Colgate-Palmolive Co.	92,720
900	Procter & Gamble Co.	80,262

	Total	172,982

	IT Services—1.4%
600	First Data Corp., Class	24,864

Shares		Value
Common Stocks—continued
	Industrial Conglomerates—3.5%
500	3M Co.	$64,490

	Insurance—6.2%
1,100	American International Group, Inc.	60,698
1,000	Marsh & McLennan Cos., Inc.	51,070

	Total	111,768

	Machinery—1.5%
500	Caterpillar, Inc.	27,830

	Media—8.1%
2,900	Disney (Walt) Co.	57,275
800	Gannett Co., Inc.	61,448
400	Omnicom Group, Inc.	28,680

	Total	147,403

	Multiline Retail—1.4%
500	(1)Kohl’s Corp.	25,690

	Personal Products—3.7%
2,100	Gillette Co.	66,906

	Pharmaceuticals—12.3%
1,400	Johnson & Johnson	72,380
800	Lilly (Eli) & Co.	55,176
2,760	Pfizer, Inc.	94,254

	Total	221,810

	Software—4.3%
500	(1)Electronic Arts, Inc.	36,995
800	Microsoft Corp.	20,488
1,700	(1)Oracle Corp.	20,434

	Total	77,917

	Total Common Stocks (identified cost $1,660,176)	1,725,192

Mutual Fund—3.5%
63,257	SSGA Money Market Fund (at net asset value)	63,257

	Total Investments—99.0% (identified cost $1,723,433)	1,788,449

	Other Assets and Liabilities—Net—1.0%	18,567

	Total Net Assets —100%	$1,807,016

(See Notes to Portfolios of Investments)

MTB Large Cap Value Fund II

Portfolio of Investments

June 30, 2003 (unaudited)

Shares		Value
Common Stocks—93.8%
	Aerospace & Defense—2.2%
660	Honeywell International, Inc.	$17,721
705	Raytheon Co.	23,152

	Total	40,873

	Auto Components—1.3%
530	(1)Lear Corp.	24,391

	Capital Markets—4.9%
875	Bank of New York Co., Inc.	25,156
670	Merrill Lynch & Co., Inc.	31,276
780	Morgan Stanley	33,345

	Total	89,777

	Chemicals—1.4%
600	Du Pont (E.I.) de Nemours & Co.	24,984

	Commercial Banks—5.5%
985	FleetBoston Financial Corp.	29,264
650	KeyCorp	16,426
880	U.S. Bancorp	21,560
685	Wells Fargo & Co.	34,524

	Total	101,774

	Commercial Services & Supplies—1.4%
1,440	(1)Cendant Corp.	26,381

	Computers & Peripherals—1.4%
1,300	(1)Electronics for Imaging, Inc.	26,377

	Consumer Finance—1.4%
530	Capital One Financial Corp.	26,065

	Diversified Financial Services—4.9%
2,115	Citigroup, Inc.	90,522

	Diversified Telecommunication Services—3.9%
620	BellSouth Corp.	16,511
1,355	SBC Communications, Inc.	34,620
530	Verizon Communications	20,908

	Total	72,039

	Electric Utilities—2.5%
659	DTE Energy Co.	25,464
185	FPL Group, Inc.	12,367
195	PPL Corp.	8,385

	Total	46,216

	Electronic Equipment & Instruments—2.1%
1,365	(1)Solectron Corp.	5,105
2,540	Symbol Technologies, Inc.	33,045

	Total	38,150

	Energy Equipment & Services—1.8%
320	Schlumberger Ltd.	15,222
850	(1)Transocean Sedco Forex, Inc.	18,675

	Total	33,897

	Food & Staples Retailing—1.1%
1,235	Kroger Co.	20,600

Shares		Value
Common Stocks—continued
	Healthcare Providers & Services—3.8%
960	(1)Caremark Rx, Inc.	$24,653
520	HCA—The Healthcare Corp.	16,661
1,544	Health Management Association, Class A	28,487

	Total	69,801

	Hotels Restaurants & Leisure—2.0%
460	Carnival Corp.	14,955
1,170	Darden Restaurants, Inc.	22,207

	Total	37,162

	Household Durables—0.9%
600	Newell Rubbermaid, Inc.	16,800

	Household Products—0.8%
265	Kimberly-Clark Corp.	13,817

	IT Services—1.3%
1,640	(1)Concord EFS, Inc.	24,141

	Industrial Conglomerates—1.9%
1,215	General Electric Co.	34,846

	Insurance—9.0%
675	Allstate Corp.	24,064
1,020	American International Group, Inc.	56,284
445	Hartford Financial Services Group, Inc.	22,410
600	Jefferson-Pilot Corp.	24,876
500	Lincoln National Corp.	17,815
550	St. Paul Cos., Inc.	20,080

	Total	165,529

	Leisure Equipment & Products—0.6%
630	Mattel, Inc.	11,920

	Machinery—1.6%
670	SPX Corp.	29,520

	Media—10.4%
2,070	(1)AOL Time Warner, Inc.	33,306
590	(1)Clear Channel Communications, Inc.	25,010
1,115	(1)Comcast Corp., Class A	33,651
490	(1)Cox Communications, Inc., Class A	15,631
1,180	Disney (Walt) Co.	23,305
1,590	(1)Liberty Media Corp., Class A	18,380
1,000	(1)Viacom, Inc., Class B	43,660

	Total	192,943

	Metals & Mining—1.2%
890	Alcoa, Inc.	22,695

	Multi-Utilities & Unregulated Power—0.5%
435	Duke Energy Corp.	8,678

	Oil & Gas—9.8%
485	Burlington Resources, Inc.	26,224
770	ChevronTexaco Corp.	55,594
955	ConocoPhillips	52,334
1,320	Exxon Mobil Corp.	47,401

	Total	181,553

MTB Large Cap Value Fund II

Shares		Value
Common Stocks—continued
	Pharmaceuticals—1.4%
770	Pfizer, Inc.	$26,295

	Real Estate—2.1%
735	Archstone-Smith Trust	17,640
807	Equity Office Properties Trust	21,797

	Total	39,437

	Road & Rail—1.1%
650	CSX Corp.	19,559

	Semiconductor Equipment & Products—1.3%
675	(1)International Rectifier Corp.	18,104
325	Texas Instruments, Inc.	5,720

	Total	23,824

	Specialty Retail—2.6%
860	Home Depot, Inc.	28,483
1,085	(1)Staples, Inc.	19,910

	Total	48,393

	Thrifts & Mortgage Finance—4.9%
455	Countrywide Financial Corp.	31,654
405	Fannie Mae	27,313
770	Washington Mutual, Inc.	31,801

	Total	90,768

Shares		Value
Common Stocks—continued
	Tobacco—0.8%
320	Altria Group, Inc.	$14,541

	Total Common Stocks (identified cost $1,681,459)	1,734,268

Mutual Funds—6.0%
81,904	SSGA Money Market Fund	81,904
29,274	SSGA US Government Money Market Fund	29,274

	Total Mutual Funds (at net asset value)	111,178

	Total Investments —99.8% (identified cost $1,792,637)	1,845,446

	Other Assets and Liabilities—Net—0.2%	4,122

	Total Net Assets—100%	$1,849,568

(See Notes to Portfolios of Investments)

MTB Managed Allocation Fund—Moderate Growth II

Portfolio of Investments

June 30, 2003 (unaudited)

Shares		Value
Mutual Funds—99.8%(2)
	Equity Funds—59.2%
130,752	VISION International Equity Fund, Class A	$1,052,553
244,349	VISION Large Cap Core Fund, Class A	1,475,866
230,785	VISION Large Cap Growth Fund, Class A	1,601,645
206,872	VISION Large Cap Value Fund, Class A	1,880,468
95,031	VISION Mid Cap Stock Fund, Class A	1,209,748
103,666	VISION Small Cap Stock Fund, Class A	825,181

	Total	8,045,461

	Fixed Income Funds—33.4%
95,288	VISION Institutional Limited Duration U.S. Government Fund, Class A	939,538
177,322	VISION Intermediate Term Bond Fund, Class A	1,737,759
188,669	VISION U.S. Government Securities Fund	1,873,480

	Total	4,550,777

Shares		Value
Mutual Funds—continued
	Money Market Fund—7.2%
972,949	VISION Institutional Prime Money Market Fund	$972,949

	Total Investments—99.8% (identified cost $12,890,979)	13,569,187

	Other Assets and Liabilities—Net—0.2%	27,862

	Total Net Assets—100%	$13,597,049

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments (unaudited)

The categories of investments are shown as a percentage of net assets at June 30, 2003.

(1)	Non-income producing security.

(2)	Affiliated company. At June 30, 2003, these securities amounted to $13,569,187 which represents 99.8% of total net assets.

The following acronym is used throughout this report:

ADR—American Depositary Receipt

MTB Fund	Cost of Investments for Federal Tax Purposes	Total Net Assets
Large Cap Growth Fund II	$1,723,433	$1,807,016
Large Cap Value Fund II	$1,792,637	$1,849,568
Managed Allocation Fund—Moderate Growth II	$12,890,979	$13,597,049

(See Notes which are an integral part of the Financial Statements)

MTB Group of Funds

Statements of Assets and Liabilities

June 30, 2003 (unaudited)

	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund—Moderate Growth II
Assets:

Investments in securities, at value	$1,788,449	$1,845,446	$13,569,187	(a)

Income receivable	965	2,349	23,997

Receivable for shares sold	14,377	8,850	17,348

Receivable for investments sold	—	36,468	—

Prepaid expenses	7,410	7,017	—

Total assets	1,811,201	1,900,130	13,610,532

Liabilities:

Payable for investments purchased	—	45,925	—

Payable for administrative personnel and services fee	556	553	2,510

Payable for transfer and dividend disbursing agent fees and expenses	3,111	3,571	7,436

Payable for Trustees’ fees	13	11	—

Payable for portfolio accounting fees	154	134	916

Payable for distribution services fee	351	368	2,464

Accrued expenses	—	—	157

Total liabilities	4,185	50,562	13,483

Net Assets	$1,807,016	$1,849,568	$13,597,049

Net Assets Consist of:

Paid in capital	$1,860,490	$1,872,417	$12,948,675

Net unrealized appreciation of investments	65,016	52,809	678,208

Accumulated net realized loss on investments	(121,199)	(79,434)	(45,287)

Undistributed net investment income	2,709	3,776	15,453

Total Net Assets	$1,807,016	$1,849,568	$13,597,049

Shares Outstanding:	199,902	209,504	1,382,984

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$9.04	$8.83	$9.83

Investments, at identified cost	$1,723,433	$1,792,637	$12,890,979

(a)	Including $13,569,187 of investments in affiliated issuers.

(See Notes which are an integral part of the Financial Statements)

MTB Group of Funds

Statements of Operations

Six Months Ended June 30, 2003 (unaudited)

	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund—Moderate Growth II
Investment Income:

Dividends	$9,951 (a)	$14,989	$85,571	(b)

Interest	352	408	2,951

Total investment income	10,303	15,397	88,522

Expenses:

Investment adviser fee (Note 5)	6,359	5,434	12,150

Administrative personnel and services fee (Note 5)	651	676	4,230

Custodian fees	37	39	243

Transfer and dividend disbursing agent fees and expenses (Note 5)	4,551	5,180	5,842

Trustees’ fees	24	21	21

Auditing fees	61	103	110

Legal fees	1,945	1,968	2,840

Portfolio accounting fees (Note 5)	337	349	2,187

Distribution services fee (Note 5)	1,870	1,941	12,150

Share registration costs	8	8	128

Printing and postage	3,470	3,376	6,523

Insurance premiums	1,255	1,267	1,248

Miscellaneous	1,635	1,604	1,779

Total expenses	22,203	21,966	49,451

Waivers and Reimbursements:

Waiver of investment adviser fee	(6,359)	(5,434)	(12,150)

Reimbursement of other operating expenses	(8,363)	(8,769)	(1,337)

Total waivers and reimbursements	(14,722)	(14,203)	(13,487)

Net expenses	7,481	7,763	35,964

Net investment income	2,822	7,634	52,558

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(12,847)	(5,561)	(2,847	)(c)

Net change in unrealized appreciation of investments	142,699	241,494	805,500

Net realized and unrealized gain on investments	129,852	235,933	802,653

Change in net assets resulting from operations	$132,674	$243,567	$855,211

(a)	Net of dividend taxes withheld of $132.
(b)	Including $85,571 received from affiliated issuers.
(c)	Including realized loss of $2,847 on sales of investments in affiliated issuers.

(See Notes which are an integral part of the Financial Statements)

MTB Group of Funds

Statement of Changes in Net Assets

	Large Cap Growth Fund II		Large Cap Value Fund II		Managed Allocation Fund— Moderate Growth II
	Six Months Ended (unaudited) June 30, 2003	Period Ended December 31, 2002(1)	Six Months Ended (unaudited) June 30, 2003	Period Ended December 31, 2002(1)	Six Months Ended (unaudited) June 30, 2003	Period Ended December 31, 2002(2)
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$2,822	$2,045	$7,634	$5,976	$52,558	$28,673

Net realized loss on investments	(12,847)	(108,352)	(5,561)	(73,873)	(2,847)	(43,846)

Net realized gain on capital gain distributions from other investment companies	—	—	—	—	—	111,753

Net change in unrealized appreciation/depreciation of investments	142,699	(77,683)	241,494	(188,685)	805,500	(127,292)

Change in net assets resulting from operations	132,674	(183,990)	243,567	(256,582)	855,211	(30,712)

Distributions to Shareholders:

Distributions from net investment income	(2,769)	—	(7,862)	(2,554)	(58,656)	(7,736)

Distributions from net realized gain on investments	—	—	—	—	(110,347)	—

Change in net assets resulting from distributions to shareholders	(2,769)	—	(7,862)	(2,554)	(169,003)	(7,736)

Share Transactions:

Proceeds from sale of shares	391,477	1,707,470	422,358	1,597,628	6,435,983	6,700,521

Net asset value of shares issued to shareholders in payment of distributions declared	2,769	—	7,862	2,554	169,002	7,736

Cost of shares redeemed	(20,956)	(219,659)	(109,412)	(47,991)	(317,410)	(46,543)

Change in net assets resulting from share transactions	373,290	1,487,811	320,808	1,552,191	6,287,575	6,661,714

Change in net assets	503,195	1,303,821	556,513	1,293,055	6,973,783	6,623,266

Net Assets:

Beginning of period	1,303,821	—	$1,293,055	—	$6,623,266	—

End of period	$1,807,016	$1,303,821	$1,849,568	$1,293,055	$13,597,049	$6,623,266

Undistributed net investment income included in net assets at end of period	$2,709	$2,656	$3,776	$4,004	$15,453	$21,551

(1)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(2)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

(See Notes which are an integral part of the Financial Statements)

MTB Group of Funds

Financial Highlights

(For a share outstanding throughout each period)

Year Ended December 31,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Large Cap Growth Fund II
2002	(c)	$10.00	0.01		(1.66)	(1.65)	—	—
2003	(e)	$8.35	0.02	(f)	0.69	0.71	(0.02)	—
Large Cap Value Fund II
2002	(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—
2003	(e)	$7.70	0.04	(f)	1.13	1.17	(0.04)	—
Managed Allocation Fund—Moderate Growth Fund II
2002	(g)	$10.00	0.10	(f)	(0.78)	(0.68)	(0.03)	—
2003	(e)	$9.29	0.05	(f)	0.65	0.70	(0.05)	(0.11)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Six months ended June 30, 2003 (unaudited).
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

—	$8.35	(16.50)%	1.00	%(d)	0.32	%(d)	2.80	%(d)	$1,304	35%
(0.02)	$9.04	8.47%	1.00	%(d)	0.38	%(d)	1.97	%(d)	$1,807	13%

(0.02)	$7.70	(22.79)%	1.00	%(d)	0.98	%(d)	2.98	%(d)	$1,293	18%
(0.04)	$8.83	15.22%	1.00	%(d)	0.98	%(d)	1.83	%(d)	$1,850	19%

(0.03)	$9.29	(6.79)%	0.74	%(d)	2.03	%(d)	1.03	%(d)	$6,623	8%
(0.16)	$9.83	7.70%	0.74	%(d)	1.08	%(d)	0.28	%(d)	$13,597	1%

MTB Group of Funds

Notes to Financial Statements

June 30, 2003 (unaudited)

1.  Organization

MTB Group of Funds (formerly VISION Group of Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II (formerly VISION Large Cap Growth Fund II) (“Large Cap Growth Fund II”) (d)	Seeks to provide capital appreciation.

MTB Large Cap Value Fund II (formerly VISION Large Cap Value Fund II) (“Large Cap Value Fund II”) (d)	Seeks to provide capital appreciation. Current income is a secondary investment consideration.

MTB Managed Allocation Fund—Moderate Growth II (formerly VISION Managed Allocation Fund-Moderate Growth II) (“Moderate Growth Fund II”) (d)	Seeks capital appreciation and, secondarily, income.

(d)  Diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Moderate Growth Fund II invests solely in shares of other funds within the Trust.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes—It is each Funds policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

MTB Group of Funds

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

Transactions in capital stock were as follows:

	Large Cap Growth Fund II
	Six Months Ended June 30, 2003	Period Ended December 31, 2002(a)
	Shares	Shares
Shares sold	45,836	181,259

Shares issued to shareholders in payment of distributions declared	328	—

Shares redeemed	(2,467)	(25,054)

Net change resulting from share transactions	43,697	156,205

	Large Cap Value Fund II
	Six Months Ended June 30, 2003	Period Ended December 31, 2002(a)
	Shares	Shares
Shares sold	53,616	173,785

Shares issued to shareholders in payment of distributions declared	954	347

Shares redeemed	(13,006)	(6,192)

Net change resulting from share transactions	41,564	167,940

	Moderate Growth Fund II
	Six Months Ended June 30, 2003	Period Ended December 31, 2002(b)
	Shares	Shares
Shares sold	686,000	716,965

Shares issued to shareholders in payment of distributions declared	18,279	856

Shares redeemed	(34,165)	(4,951)

Net change resulting from share transactions	670,114	712,870

(a)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(b)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

MTB Group of Funds

4.  Federal Tax Information

At June 30, 2003, the cost of investments for federal tax purposes was as follows:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Cap Growth Fund II	$1,723,433	$102,985	$37,969	$65,016
Large Cap Value Fund II	1,792,637	118,078	65,269	52,809
Moderate Growth Fund II	12,890,979	680,943	2,735	678,208

At December 31, 2002, the Funds had a capital loss carryforward which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	Capital Loss Carry Forward to Expire in 2010
Large Cap Growth Fund II	$85,770
Large Cap Value Fund II	$57,350

5.  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&T Asset Management, a department of Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Moderate Growth Fund II receives investment management and advisory services, consisting principally of determining the allocation of the assets of the Moderate Growth Fund II among designated underlying funds, under a management agreement with the Adviser. The Adviser receives no compensation under this agreement; however the Moderate Growth Fund II pays management fees and expenses to the Adviser indirectly as shareholder in the Trust. The Moderate Growth Fund II pays no sales loads or similar compensation to acquire shares of each fund in which it invests. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Annual Rate
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth Fund II	0.25%

Montag & Caldwell, Inc. (“Montag & Caldwell”) is the sub-adviser to the Large Cap Growth Fund II, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Large Cap Growth Fund II. Montag & Caldwell’s fee is paid by the Adviser and not the Fund. Montag & Caldwell is paid by the Adviser as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

MTB Group of Funds

Administrative Fee—Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 31, 2002 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.015%	on assets in excess of $5 billion

Fees Payable to M&T Securities

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.015%	on assets in excess of $5 billion

Effective October 1, 2002 the administrative fee has been changed to reflect the following fee schedule.

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fee—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts made by the shareholders. FSSC may voluntarily choose to waive a portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds’ shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above  companies.

MTB Group of Funds

6.  Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Fund Name	Purchases	Sales
Large Cap Growth Fund II	$582,346	$187,702
Large Cap Value Fund II	591,955	275,468
Moderate Growth Fund II	6,147,622	61,992

7.  Line of Credit

The Funds (except Moderate Growth Fund II) entered into a $10,000,000 unsecured, committed, revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended June 30, 2003.

MTB Group of Funds

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.

MTB Large Cap Growth Fund II

MTB Large Cap Value Fund II

MTB Managed Allocation Fund—Moderate Growth II

Cusip 92830F596

Cusip 92830F588

Cusip 92830F570

27620 (8/03)

www.mtbfunds.com

Mutual Fund Shareholder Services

P.O. Box 4556

Buffalo, NY 14240-4556

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ C. Grant Anderson, Assistant Secretary
                            (insert name and title)

Date        August 27, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        August 27, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        August 27, 2003